Description of the Company and Summary of Significant Accounting Policies	3 Months Ended	6 Months Ended
	Apr. 02, 2023	Jul. 02, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Company and Summary of Significant Accounting Policies
Intangible Assets
Intangible assets are reported at cost, less accumulated amortization and impairments. The Company amortizes intangible assets with a finite life over their respective useful lives on a straight-line basis. The estimated useful lives of patents, trademarks and customer relationships range from 3 years to 40 years and for other intangibles ranges from 20 years to 40 years. The useful lives for customer relationships are estimated based on various customer attributes including customer type, size, geography, length of relationships and nature of relationships. Intangible assets deemed to have indefinite lives are not amortized but are subjected to annual tests of impairment. See Note 4 for further details on Intangible Assets.
Goodwill
Goodwill represents the excess of the consideration transferred over the fair value of net assets of businesses acquired. The Combined Balance Sheets reflect goodwill established based on past transactions of the Consumer Health segment allocated to the Company’s operations by the Parent. Goodwill is not amortized but is tested for impairment at least annually in the fourth quarter at the reporting unit level, or more frequently if impairment indicators exist, by first assessing qualitative factors to determine whether it is more likely than not that fair value is less than carrying value. If the Company concludes it is more likely than not that fair value is less than carrying value, a quantitative fair value test is performed. If carrying value is greater than fair value, a goodwill impairment charge will be recorded for the difference (up to the carrying value of goodwill). See Note 4 for further details on Goodwill.
Impairment of Long-Lived Assets
Long-lived assets with finite lives are tested for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the asset group is tested for recoverability by comparing the carrying value of the asset group to the related estimated undiscounted future cash flows expected to be derived from the asset group, which include the amount and timing of the projected future cash flows. If the expected undiscounted cash flows are less than the carrying value of the asset, then the asset is considered to be impaired and its carrying value is written down to fair value. If quoted market prices are not available, the Company will estimate fair value using a discounted value of estimated future cash flows. No indicators of impairment were present for fiscal years 2021 and 2020. See Note 4 for impairment recorded in fiscal year 2022.
Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances between annual tests indicate that the asset may be impaired. Impairment losses on indefinite-lived intangible assets are recognized based on a comparison of the fair value of the asset to its carrying value.
Foreign Currency Translation
For translation of its international operations, the Company has determined that the local currencies are the functional currencies except those in highly inflationary economies, which are defined as those which have had compound cumulative rates of inflation of 100% or more during the past three years, or where a substantial portion of its cash flows are not in the local currency. For the majority of the Company’s international operations the local currency is the functional currency.
The net assets of international operations where the local currencies have been determined to be the functional currencies are translated into U.S. dollars, the reporting currency, using period-end exchange rates and at the average exchange rates for the reporting period for revenue and expense accounts. The cumulative foreign currency translation adjustment is recorded as a component of Accumulated other comprehensive loss in equity. Foreign currency translation recorded in these Combined Financial Statements is based on currency movements specific to the Company’s assets and liabilities included on the Combined Balance Sheets during the periods presented. Foreign currency exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are recognized as a component of Other expense (income), net in the Combined Statements of Operations.	Description of the Company and Summary of Significant Accounting Policies
Description of the Company and Business Segments
Consumer Health Business (a business of Johnson & Johnson) (the “Company”) sells a broad range of products used in the baby care, oral care, skin health and beauty, over-the-counter pharmaceutical, sanitary protection and wound care markets. These products are marketed to the general public through e-commerce, direct-to-consumer channels and to retail outlets and distributors throughout the world. The Company has a global team of more than 22,000 employees engaged in the research and development, manufacture, and sale of a broad range of these products.
The Company is organized into three business segments: Self Care, Skin Health and Beauty, and Essential Health. The Self Care segment includes a broad product range such as cough, cold and allergy, pain care, and other Self Care (digestive health, smoking cessation, and other) products. The Skin Health and Beauty segment is focused on face and body care and hair, sun, and other products. The Essential Health segment includes oral care, baby care, and other Essential Health (women’s health and wound care) products.
The Company is wholly-owned by Johnson & Johnson (“J&J” or the “Parent”) and primarily represents the Consumer Health segment of J&J. The Company also includes certain other product lines previously reported in another segment of J&J. In November 2021, the Parent announced its intention to separate the Company into a new, publicly traded company (the “Separation”).
Basis of Presentation
The Company has historically operated as part of the Parent and not as a separate entity. These Combined Financial Statements of the Company have been derived from the consolidated financial statements of the Parent to present the Combined Balance Sheets as of January 1, 2023 and January 2, 2022 and the related Combined Statements of Operations, Comprehensive Income (Loss), Equity and Cash Flows for fiscal years ended January 1, 2023, January 2, 2022 and January 3, 2021 as if the Company had been operated on a standalone basis for the periods presented. The Combined Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the Parent’s historical accounting policies, by aggregating financial information from the components of the Company and the Parent’s accounting records directly attributable to the Company.
All intercompany transactions and balances within the Company have been eliminated. All transactions between the Company and the Parent are considered to be effectively settled for cash in the Combined Financial Statements at the time the transaction is recorded. The effects of the settlement of these transactions between the Company and the Parent are reflected in the Combined Statements of Cash Flows as “Net transfers from (to) the Parent” within the financing activities, and in the Combined Balance Sheets and Combined Statements of Equity as “Net Investment from Parent”.
The Combined Financial Statements of the Company include the assets, liabilities, revenues and expenses that management has determined are specifically or primarily identifiable to the Company, as well as direct and indirect costs that are attributable to the operations of the Company. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Parent and its affiliates, which include, but are not limited to, facilities, insurance, logistics, quality, compliance, finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services and general commercial support functions.
Indirect costs have been allocated to the Company for the purposes of preparing the Combined Financial Statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method, primarily net sales, headcount, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or benefit received by the Company during the periods presented, depending on the nature of the services received. Management considers that such allocations have been made on a reasonable basis consistent with benefits received but may not necessarily be indicative of the costs that would have been incurred if the Company had been operated on a standalone basis for the periods presented.
The Company is incurring certain non-recurring Separation-related costs in its establishment as a standalone public company and those costs determined to be for the benefit of the Company are included in the Combined Financial Statements. These non-recurring Separation-related costs were $213 million for fiscal year 2022 and are included within Selling, general, and administrative expenses. The Company did not incur Separation-related costs in fiscal year 2021 or 2020.
A significant number of personal injury claims alleging that talc causes cancer have been made against Johnson & Johnson Consumer Inc. (“Old JJCI”) and the Parent arising out of the use of body powders containing talc, primarily Johnson’s Baby Powder. Upon the 2021 Corporate Restructuring (as defined below), the Company no longer reflects the impact of the Talc-Related Liabilities (as defined below). See Note 13.
Cash generated from the Company’s operations is generally managed by the Parent’s centralized treasury function and is swept into the Parent’s and its affiliates’ bank accounts. Cash and cash equivalents on the Combined Balance Sheets represent balances in accounts specifically identifiable to the Company that are not swept into the Parent’s and its affiliates’ bank accounts. The Parent’s third-party interest expense has not been allocated for any of the periods presented as the Company was not the legal obligor of the debt and the borrowings were not directly attributable to the Company’s operations.
The Company’s equity balance in these financial statements represents the excess of total assets over total liabilities. Equity is impacted by changes in comprehensive income, contributions from or to the Parent which are the result of treasury activities and net funding provided by or distributed to the Parent.
The Parent calculates foreign currency translation on its consolidated assets and liabilities, which include assets and liabilities of the Company. Foreign currency translation recorded during the fiscal years ended January 1, 2023, January 2, 2022 and January 3, 2021 is based on currency movements specific to the Company’s Combined Financial Statements.
The income tax amounts in the Combined Financial Statements have been calculated based on a separate return methodology and presented as if the Company’s operations were reported by separate taxpayers in the jurisdictions in which the Company operates. Following the Separation, the Company’s operating footprint as well as tax return elections and assertions are expected to be different and therefore, the Company’s hypothetical income taxes, as presented in the Combined Financial Statements, are not expected to be indicative of the Company’s future income taxes, which will also be impacted by the Tax Matters Agreement with the Parent. Certain current income tax liabilities related to the Company’s activities included in the Parent’s income tax returns were assumed to be immediately settled with Parent through Net Investment from Parent on the Combined Balance Sheets and reflected in the Combined Statements of Cash Flows as a financing activity.
Use of Estimates
The preparation of Combined Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, trade promotions, rebates, allowances and incentives, product liabilities, income taxes, withholding taxes, depreciation, amortization, employee benefits, contingencies, allocations of cost and expenses from the Parent and its affiliates, and intangible asset and liability valuations. Actual results may or may not differ from those estimates.
Economic Uncertainty
Macroeconomic factors affect consumer spending patterns and thereby the Company’s operations. These factors include general economic conditions, inflation, consumer confidence, employment rates, business conditions, the availability of credit, interest rates, tax rates and fuel and energy costs.
The extent to which COVID-19 and other macroeconomic factors impact the Company’s business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude, duration and speed of recovery from COVID-19, as well as the extent to which COVID-19 and other macroeconomic factors will impact worldwide conditions. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 and other macroeconomic factors. The accounting matters assessed included, but were not limited to, the Company’s allowance for credit losses, inventory and related reserves, accruals, and the carrying value of the goodwill and other long-lived assets and did not result in a material impact to these accounting matters. The Company’s future assessment of the magnitude and duration of COVID-19 and other macroeconomic factors, could result in material impacts to the Company’s Combined Financial Statements in future reporting periods.
Annual Closing Date
The Company follows the concept of a fiscal year, which ends on the Sunday nearest to the end of the month of December. Normally each fiscal year consists of 52 weeks, but every five or six years the fiscal year consists of 53 weeks, and therefore includes additional shipping days, as was the case in fiscal year 2020, and will be the case again in fiscal year 2026. Fiscal year 2022 refers to the fiscal year ended January 1, 2023. Fiscal year 2021 refers to the fiscal year ended January 2, 2022. Fiscal year 2020 refers to the fiscal year ended January 3, 2021.
Reportable Segments
Commencing in fiscal year 2022, the Company began operating in the following reportable segments: (i) Self Care, (ii) Skin Health and Beauty and (iii) Essential Health. Prior to 2022, the Company operated as one reportable segment. All periods have been presented to conform to the current segment reporting structure.
Cash EquivalentsThe Company classifies highly liquid investments with stated maturities of three months or less from date of purchase as cash equivalents.
Trade Receivable and Allowance for Credit Losses
Trade receivables, net are stated net of certain sales provisions and the allowance for credit losses. The Company estimates the current expected credit loss on its receivables based on various factors, including historical credit loss experience, customer credit worthiness, value of collaterals (if any), and any relevant current and reasonably supportable future economic factors. Trade receivable balances are written off against the allowance when it is deemed probable that the trade receivable will not be collected.

(Dollars in Millions)	2022	2021	2020
Allowance for credit losses, beginning of period	$(32)	$(37)	$(35)
Provision	(9)	(4)	(9)
Utilization	5	8	6
Currency translation adjustment	1	1	1
Allowance for credit losses, end of period	$(35)	$(32)	$(37)
Inventories
Inventories are stated at the lower of cost or net realizable value and are accounted for using the first-in, first-out method.
Property, Plant and Equipment and Depreciation
Property, plant and equipment are stated at cost less accumulated depreciation. The Company utilizes the straight-line method of depreciation over the estimated useful lives.

Building and building equipment	20 - 30 years
Land and leasehold improvements	10 - 20 years
Machinery and equipment	2 - 13 years
Software	3 - 8 years
The Company capitalizes certain computer software and development costs when incurred in connection with developing or obtaining computer software for internal use. Upon retirement or other disposal of property, plant and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds are recorded in Other (income) expense, net, operating.
Intangible Assets
Intangible assets are reported at cost, less accumulated amortization and impairments. The Company amortizes intangible assets with a finite life over their respective useful lives on a straight-line basis. The estimated useful lives of patents, trademarks and customer relationships range from 3 years to 40 years and for other intangibles ranges from 20 years to 40 years. The useful lives for customer relationships are estimated based on various customer attributes including customer type, size, geography, length of relationships and nature of relationships. Intangible assets deemed to have indefinite lives are not amortized but are subjected to annual tests of impairment. See Note 4 for further details on Intangible Assets.
Goodwill
Goodwill represents the excess of the consideration transferred over the fair value of net assets of businesses acquired. The Combined Balance Sheets reflect goodwill established based on past transactions of the Consumer Health segment allocated to the Company’s operations by the Parent. Goodwill is not amortized but is tested for impairment at least annually in the fourth quarter at the reporting unit level, or more frequently if impairment indicators exist, by first assessing qualitative factors to determine whether it is more likely than not that fair value is less than carrying value. If the Company concludes it is more likely than not that fair value is less than carrying value, a quantitative fair value test is performed. If carrying value is greater than fair value, a goodwill impairment charge will be recorded for the difference (up to the carrying value of goodwill). See Note 4 for further details on Goodwill.
Impairment of Long-Lived Assets
Long-lived assets with finite lives are tested for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the asset group is tested for recoverability by comparing the carrying value of the asset group to the related estimated undiscounted future cash flows expected to be derived from the asset group, which include the amount and timing of the projected future cash flows. If the expected undiscounted cash flows are less than the carrying value of the asset, then the asset is considered to be impaired and its carrying value is written down to fair value. If quoted market prices are not available, the Company will estimate fair value using a discounted value of estimated future cash flows. No indicators of impairment were present for fiscal years 2021 and 2020. See Note 4 for impairment recorded in fiscal year 2022.
Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances between annual tests indicate that the asset may be impaired. Impairment losses on indefinite-lived intangible assets are recognized based on a comparison of the fair value of the asset to its carrying value.
Financial Instruments
The Parent and Company use derivative financial instruments to manage exposure to foreign currency fluctuations. The Company participates in the Parent’s centralized hedging and offsetting programs. The effects of foreign currency derivatives are allocated to the Company based on the portion that is deemed to be associated with the Company’s operations.
Additionally, in certain jurisdictions, the Company uses forward foreign exchange contracts to manage its exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of future intercompany product sales and third-party purchases of materials denominated in a foreign currency. The Company uses interest rate swaps as an instrument to manage interest rate risk related to forecasted fixed rate borrowings.
As required by U.S. GAAP, all derivative instruments held by the Company are recorded on the balance sheet at fair value. Fair value is the exit price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement determined using assumptions that market participants would use in pricing an asset or liability. The authoritative literature establishes a three-level hierarchy to prioritize the inputs used in measuring fair value, with Level 1 having the highest priority and Level 3 having the lowest. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income until the underlying transaction affects earnings, and are then reclassified to earnings in the same account as the hedged transaction. Any changes in the fair value of derivatives designated as fair value hedges are recorded in net income.
The Parent and Company document all relationships between hedged items and derivatives. The overall risk management strategy includes reasons for undertaking hedge transactions and entering into derivatives. The objectives of this strategy are: (1) minimize foreign currency exposure’s impact on the Company’s financial performance; (2) protect the Company’s cash flow from adverse movements in foreign exchange rates; (3) ensure the appropriateness of financial instruments; (4) manage the enterprise risk associated with financial institutions; and (5) reduce exposure to fluctuation in variable interest rates.
See Note 12 to the Combined Financial Statements for further information on fair value instruments.
Revenue Recognition
The Company’s revenue contracts represent a single performance obligation to sell its products to customers. Revenue from the sale of products to customers is recognized at a single point in time when control transfers, which can be on the date of shipment or the date of receipt by the customer depending on the terms of the contract. Net sales exclude taxes collected by the Company on behalf of governmental authorities. In addition, the Company has elected to account for shipping and handling activities as fulfillment costs and includes the shipping and handling fees charged to the customers as a part of the transaction price to be recognized when control of the product transfers. The Company’s global payment terms are typically between 30 to 90 days.
Trade promotions, comprised of coupons, product listing allowances, cooperative advertising arrangements, volume-based incentive programs, as well as discounts to customers, rebates, sales incentives, and product returns, are accounted for as variable consideration and recorded as a reduction in sales in the same period as the related sale. To estimate variable consideration, the Company may apply both the “expected value” method and the “most likely amount” method based on the form of variable consideration, after considering which method would provide the best prediction of consideration to be received from the Company’s customers. The redemption cost of consumer coupons is based on historical redemption experience by product and value. Volume-based incentive programs are based on the estimated sales volumes for the incentive period. The related liability is recognized within Accrued rebates, returns and promotions on the Combined Balance Sheets.
Sales returns are almost exclusively not resalable, the related reserves are recorded at full sales value and estimated based on historical sales and returns information.
See Note 15 to the Combined Financial Statements for further disaggregation of net sales.
Leases
The Company determines whether an arrangement is a lease at contract inception by establishing if the contract conveys the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration. Right of Use (“ROU”) assets and lease liabilities for operating leases are included in Other assets, Accrued liabilities, and Other liabilities on the Combined Balance Sheets. The ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease.
ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of all minimum lease payments over the lease term. The Company uses the Parent’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments, when the implicit rate is not readily determinable. Lease terms may include options to extend or terminate the lease. These options are included in the lease term when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term. The Company has elected the following policy elections on adoption: use of portfolio approach on leases of assets under master service agreements, exclusion of short-term leases on the balance sheet, and not separating lease and non-lease components.
The Company primarily has operating leases for space, vehicles, manufacturing equipment and data processing equipment. The ROU asset pertaining to operating leases was $110 million and $126 million, in 2022 and 2021, respectively. The current and non-current lease liability was $116 million and $129 million, in 2022 and 2021, respectively. The operating lease costs were $42 million, $54 million and $63 million, in 2022, 2021 and 2020, respectively. Cash paid for amounts included in the measurement of lease liabilities was $43 million, $55 million and $63 million in 2022, 2021 and 2020 respectively. Weighted-average remaining lease term for operating leases was 7 years for 2022 and 6 years for 2021. The weighted-average discount rate for operating leases was 2.3% and 3.0% for 2022 and 2021, respectively.
The estimated operating lease future payments before tax for the five succeeding years and thereafter is approximately:

(Dollars in Millions)
2023	$31
2024	25
2025	14
2026	12
2027	9
Thereafter	63
Total	154
Less: Imputed Interest	(38)
Total current and non-current lease liability	$116
Advertising
Costs associated with advertising are expensed in the year incurred and are included in Selling, general, and administrative expenses. Advertising expenses worldwide, which comprised television, radio, print media and digital advertising, were $1,356 million, $1,461 million and $1,230 million in fiscal years 2022, 2021 and 2020, respectively.
Shipping and Handling
Shipping and handling costs incurred were $322 million, $305 million and $295 million in fiscal years 2022, 2021 and 2020, respectively, and are included in Selling, general, and administrative expenses.
Product Liability
Accruals for product liability claims are recorded, on an undiscounted basis, when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on existing information and actuarially determined estimates where applicable. The accruals are adjusted periodically as additional information becomes available. The Company accrues an estimate of the legal defense costs needed to defend each matter when those costs are probable and can be reasonably estimated. To the extent adverse verdicts have been rendered against the Company, the Company does not record an accrual until a loss is determined to be probable and can be reasonably estimated.
Research and Development
Research and development expenses are expensed as incurred and included within Selling, general, and administrative expenses. Research and development costs were $375 million, $355 million and $320 million for fiscal year 2022, 2021 and 2020, respectively.
Income Taxes
Income taxes are recorded based on amounts refundable or payable for the current fiscal year and include the results of any differences between U.S. GAAP accounting and tax reporting, recorded as deferred tax assets or liabilities. The Company estimates deferred tax assets and liabilities based on enacted tax regulations and rates. Future changes in tax laws and rates may affect recorded deferred tax assets and liabilities.
U.S. federal, state and foreign income tax payables and receivables are recognized in the Combined Balance Sheets for entities that file separate income tax returns and make direct payments to taxing authorities. U.S. federal, state and foreign income tax payables and receivables for entities that file a combined, consolidated or group income tax return with the Parent are deemed settled with the Parent and are included in the “Net Investment from Parent.”
Management establishes valuation allowances on deferred tax assets when it is determined “more likely than not” that some portion or all of the deferred tax assets may not be realized. Management considers positive and negative evidence in evaluating the Company’s ability to realize its deferred tax assets, including its historical results and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis.
The Company has unrecognized tax benefits for uncertain tax positions. The Company follows U.S. GAAP which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The estimates for these positions are regularly assessed based upon all available information. These estimates may be revised in the future and such changes may have a material additional expense or benefit to the Company’s financial results or its effective tax rate.
In the United States, the Tax Cuts and Jobs Act of 2017 (the “TCJA”) enacted in 2017 includes provisions for a tax on global intangible low-taxed income (“GILTI”). GILTI is described as the excess of a U.S. shareholder’s total net foreign income over a deemed return on tangible assets, as provided by the TCJA. In January 2018, the FASB issued guidance that allowed companies to elect as an accounting policy whether to record the tax effects of GILTI in the period the tax liability is generated (i.e., “period cost”) or to provide for deferred tax assets and liabilities related to basis differences that exist at the balance sheet date and are expected to affect the amount of GILTI inclusion in future years upon reversal (i.e., “deferred method”). The Company has elected to account for GILTI under the deferred method. The deferred tax amounts recorded are based on the evaluation of temporary differences that are expected to reverse as GILTI is incurred in future periods.
See Note 11 to the Combined Financial Statements for further information regarding income taxes.
Stock-Based Compensation
Certain employees of the Company participate in the Parent’s stock-based compensation plans. Stock-based compensation expense related to these plans is recognized based on specific identification of cost related to the Company’s employees. The Company also receives allocated stock-based compensation expense relating to employees of central support functions provided by the Parent.
Foreign Currency Translation
For translation of its international operations, the Company has determined that the local currencies are the functional currencies except those in highly inflationary economies, which are defined as those which have had compound cumulative rates of inflation of 100% or more during the past three years, or where a substantial portion of its cash flows are not in the local currency. For the majority of the Company’s international operations the local currency is the functional currency.
The net assets of international operations where the local currencies have been determined to be the functional currencies are translated into U.S. dollars, the reporting currency, using period-end exchange rates and at the average exchange rates for the reporting period for revenue and expense accounts. The cumulative foreign currency translation adjustment is recorded as a component of Accumulated other comprehensive loss in equity. Foreign currency translation recorded in these Combined Financial Statements is based on currency movements specific to the Company’s assets and liabilities included on the Combined Balance Sheets during the periods presented. Foreign currency exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are recognized as a component of Other expense (income), net in the Combined Statements of Operations. Net currency transaction losses (gains) were $105 million, $(16) million and $16 million in fiscal years 2022, 2021 and 2020, respectively.
Recently Issued Accounting Standards, Not Adopted as of January 1, 2023
ASU 2022-04: Liabilities-Supplier Finance Programs (Topic 405-50) – Disclosure of Supplier Finance Program Obligations
This update requires that a buyer in a supplier finance program disclose additional information about the program to allow financial statement users to better understand the effect of the programs on an entity’s working capital, liquidity, and cash flows. This update will be effective for the Company for fiscal years beginning after December 15, 2022, except for the amendment on roll forward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company is currently assessing the impact of this update on its disclosures and will adopt this standard in the fiscal first quarter of 2023.
Reclassifications
Certain prior period amounts have been reclassified to conform to current year presentation.
Description of the Company and Summary of Significant Accounting Policies
Description of the Company and Business Segments
Kenvue Inc. (“Kenvue” or the “Company”) was formed as a wholly owned subsidiary of Johnson & Johnson (“J&J” or the “Parent”) and sells a broad range of products used in the baby care, oral care, skin health and beauty, over-the-counter pharmaceutical, sanitary protection, and wound care markets. These products are marketed to the general public through e-commerce, direct-to-consumer channels, and to retail outlets and distributors throughout the world.
The Company is organized into three business segments: Self Care, Skin Health and Beauty, and Essential Health. The Self Care segment includes a broad product range such as cough, cold and allergy, pain care, as well as digestive health, smoking cessation, and other products. The Skin Health and Beauty segment is focused on face and body care and hair, sun, and other products. The Essential Health segment includes oral care, baby care, as well as women’s health, wound care, and other products.
In November 2021, the Parent announced its intention to separate its Consumer Health segment (the “Consumer Health Business”) into a new, publicly traded company (the “Separation”). Prior to the Kenvue IPO (as defined below), the Company was wholly owned by J&J and primarily represented J&J’s Consumer Health Business. The Company also included certain other product lines previously reported in another segment of J&J. On April 4, 2023, in connection with the Separation, J&J completed in all material respects the transfer of the assets and liabilities of the Consumer Health Business to the Company and its subsidiaries (such transfer, the “Consumer Health Business Transfer), other than the transfer of certain Deferred Local Business (as defined below in “—Variable Interest Entities and Net Economic Benefit Arrangements”).
The registration statement related to the initial public offering of Kenvue’s common stock was declared effective on May 3, 2023, and Kenvue’s common stock began trading on the New York Stock Exchange under the ticker symbol “KVUE” on May 4, 2023 (the “Kenvue IPO”).
On May 8, 2023, the Kenvue IPO was completed through the sale of 198,734,444 shares of common stock, par value $0.01 per share, including the underwriters’ full exercise of their option to purchase 25,921,884 shares to cover over-allotments, at an initial public offering price of $22 per share for net proceeds of $4.2 billion after deducting underwriting discounts and commissions of $131 million. On May 8, 2023, in conjunction with the Consumer Health Business Transfer, the Company distributed $13.8 billion to J&J from the (1) net proceeds received from the sale of the common stock in the Kenvue IPO and (2) net proceeds received from the Debt Financing Transactions as defined in Note 4, “Borrowings”, and (3) any cash and cash equivalents in excess of the $1.17 billion in cash and cash equivalents retained by the Company immediately following the Kenvue IPO. As of the closing of the Kenvue IPO, J&J owned 1,716,160,000 shares of Kenvue common stock, or approximately 89.6% of the total outstanding shares of Kenvue common stock.
On July 24, 2023, J&J initiated an exchange offer under which its shareholders can exchange shares of J&J common stock for shares of Kenvue Inc. common stock owned by J&J.
Basis of Presentation
Effective April 4, 2023, the Company’s financial statements are presented on a consolidated basis, as J&J completed the Consumer Health Business Transfer on such date. The unaudited financial statements for all periods presented, including the historical results of the Company prior to April 4, 2023, are now referred to as the “Condensed Consolidated Financial Statements”. Prior to April 4, 2023, the Company operated as a segment of the Parent and not as a separate entity. The Company’s financial statements prior to April 4, 2023 were prepared on a combined basis and were derived from the Parent’s historical consolidated financial statements for interim financial reporting, which do not conform in all respects to the requirements of accounting principles generally accepted in the United States of America (“U.S. GAAP”) for annual financial statements. The Condensed Consolidated Balance
Sheet as of January 1, 2023 was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. Accordingly, the accompanying Condensed Consolidated Financial Statements and related notes should be read in conjunction with the audited combined financial statements and related notes as contained in the Company’s final prospectus (the “IPO Prospectus”) filed on May 4, 2023 with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Act,”) relating to the Company’s Registration Statement on Form S-1. The Condensed Consolidated Financial Statements include all adjustments (consisting only of normal recurring adjustments) and accruals necessary in the judgment of management for a fair statement of the results for the periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year.
Prior to the Kenvue IPO, the Company relied on the Parent’s corporate and other support functions. Therefore, certain corporate and shared costs were allocated to the Company including the assets, liabilities, revenues, and expenses that J&J’s management determined were specifically or primarily identifiable to the Company, as well as direct and indirect costs that were attributable to the operations of the Company. Indirect costs are the costs of support functions that were provided on a centralized or geographic basis by the Parent and its affiliates, which included, but were not limited to, facilities, insurance, logistics, quality, compliance, finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services, and general commercial support functions.
Indirect costs were allocated to the Company for the purposes of preparing condensed combined financial statements prior to the Kenvue IPO, based on a specific identification basis or, when specific identification was not practicable, a proportional cost allocation method, primarily net sales, headcount, or other allocation methodologies that were considered to be a reasonable reflection of the utilization of services provided or benefit received by the Company during the periods presented, depending on the nature of the services received. Management considers that such allocations were made on a reasonable basis consistent with benefits received but may not necessarily be indicative of the costs that would have been incurred if the Company had been operated on a standalone basis for the periods presented.
Kenvue’s practice is to establish actual quarterly closing dates using a predetermined fiscal calendar, which allows the business to close its books on Sunday at the end of the period.
The Company and the Parent incurred certain non-recurring Separation-related costs in the establishment of Kenvue as a standalone public company. Costs incurred by the Company and those costs incurred by the Parent determined to be for the benefit of the Company are included in the Condensed Consolidated Financial Statements. These non-recurring Separation-related costs were $102 million and $49 million for the fiscal three months ended July 2, 2023 and July 3, 2022, respectively, and $200 million and $59 million for the fiscal six months ended July 2, 2023 and July 3, 2022, respectively. The non-recurring Separation-related costs are included within Selling, general, and administrative expenses.
The Condensed Consolidated Financial Statements include the accounts of the Company and entities consolidated under the variable interest and voting models. Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of the Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, trade promotions, rebates, allowances and incentives, product liabilities, income taxes and related valuation allowance, withholding taxes, depreciation, amortization, employee benefits, contingencies, allocations of cost and expenses from the Parent and its affiliates, and intangible asset and liability valuations. Actual results may or may not differ from those estimates.
Debt Discounts and Premiums, Issuance Costs, and Deferred Financing Costs
Debt issuance costs and discounts are presented as a reduction of Long-term debt and are amortized as a component within Interest expense, net on the Company’s Condensed Consolidated Statements of Operations over the term on the related debt using the effective interest method.
Research and Development
Research and development expenses are expensed as incurred and included within Selling, general, and administrative expenses. Research and development costs were $99 million and $94 million for the fiscal three months ended July 2, 2023 and July 3, 2022, respectively, and $188 million and $182 million for the fiscal six months ended July 2, 2023 and July 3, 2022, respectively.
Leases
Global Corporate Headquarters Lease
On April 20, 2023, the Company entered into a long-term lease for a newly renovated office building and a newly constructed research and development building in Summit, New Jersey that, when completed, will encompass a total of approximately 290,000 square feet and serve as the Company’s new global corporate headquarters. The lease is expected to commence in January 2024. The expected lease expense is approximately $10 million per year with an initial term of 15 years. In addition to corporate office space, this campus will house laboratory space to principally support research and development. The relocation to this campus is expected to commence in 2025 for the office building and continue through 2026 for the new research and development building. The Company will continue to operate from its interim corporate headquarters in Skillman, New Jersey until that time.
Lease Assets and Liabilities
Right of Use assets (“ROU assets”) and lease liabilities associated with the Company's operating leases are included in the Condensed Consolidated Balance Sheets as of July 2, 2023 and January 1, 2023 as follows:

(Dollars in Millions)	July 2, 2023 (1)	January 1, 2023
ROU assets included in:
Other non-current assets	$164	$110
Lease liabilities included in:
Accrued and other current liabilities	47	35
Other non-current liabilities	120	81
Total lease liabilities	$167	$116
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(1)Includes related party leases of $73 million of ROU assets, $13 million of current lease liabilities, and $56 million of non-current lease liabilities.
Variable Interest Entities and Net Economic Benefit Arrangements
When the Company makes an initial investment in or establishes other variable interests in an entity, the entity is first evaluated to determine if it is a Variable Interest Entity (“VIE”) and if the Company is the primary beneficiary of the VIE, and therefore subject to consolidation regardless of percentage ownership. The primary beneficiary of a VIE is a party that meets both of the following criteria: (1) it has the power to direct the activities that most significantly impact the economic performance of the VIE; and (2) it has the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. Periodically, the Company assesses whether any change in its interest in or relationship with the entity affects the determination as to whether the entity is a VIE, and, if so, whether the Company is the primary beneficiary.
In connection with the Kenvue IPO, the Parent and Kenvue entered into a separation agreement (the “Separation Agreement”) on May 3, 2023. Under the Separation Agreement, transfer of certain assets and liabilities of the Consumer Health Business in certain jurisdictions (each, a “Deferred Local Business”) was not completed prior to the Kenvue IPO and was deferred due to certain precedent conditions, which include ensuring compliance with applicable law, obtaining necessary governmental approvals and other consents and for other business reasons. At Kenvue IPO and until the Deferred Local Business transfers to the Company, J&J (1) holds and operates the Deferred Local Businesses on behalf of and for the benefit of the Company, and (2) will use reasonable best efforts to treat and operate, insofar as reasonably practicable and to the extent permitted by applicable law, each such Deferred Local Business in the ordinary course of business in all material respects consistent with past practice. The benefits and costs related to these Deferred Local Businesses will be assumed by the Company (see below “—Net Economic Benefit Arrangements”). In addition, the Company and J&J will use reasonable best efforts to take all actions to transfer each Deferred Local Business as promptly as reasonably practicable. When the precedent conditions are met, the Deferred Local Businesses will be transferred to the Company as per the terms of the arrangement with J&J.
The Company determined that certain Deferred Local Businesses that are legal entities (“Deferred Legal Entities”), are VIEs for which Kenvue is the primary beneficiary since Kenvue has the power to direct the activities that most significantly impact such Deferred Legal Entities’ economic performance as well as to obtain all of the economic benefits and losses of such entities. These significant activities include, but are not limited to, product pricing, marketing and sales strategy, supply chain strategy, material supply and vendor management, budget planning, and labor and overhead management. Accordingly, the assets and liabilities of these entities are recognized on the Company’s Condensed Consolidated Balance Sheet at their historical carrying amounts as of the date when the Company entered into the arrangement, since the primary beneficiary of the VIEs and the VIEs themselves were under common control. Additionally, the results of the operations and cash flows are included within the Company’s Condensed Consolidated Financial Statements.
All Deferred Legal Entities are exposed to similar operational risks and are therefore monitored and evaluated on a similar basis by management. Accordingly, the financial information for Deferred Legal Entities has been aggregated and the following table summarizes the consolidated assets and liabilities of these entities, within the Condensed Consolidated Balance Sheets. The amounts represented in this table are only those assets of the VIEs that can be used to settle only the VIE’s obligations and the VIE’s creditors (or beneficial interest holders) have no recourse against the general credit of the primary beneficiary.

(Dollars in Millions)	July 2, 2023
Assets
Current assets
Cash and cash equivalents	$228
Trade receivables, less allowances for credit losses	91
Inventories	79
Prepaid expenses and other receivables	10
Total current assets	408
Property, plant, and equipment, net	126
Intangible assets, net	37
Goodwill	249
Deferred taxes on income	34
Other assets	20
Total assets	$874
Liabilities
Current liabilities
Accounts payable	$81
Accrued liabilities	80
Accrued rebates, returns, and promotions	98
Accrued taxes on income	23
Total current liabilities	282
Deferred taxes on income	4
Other liabilities	18
Total liabilities	$304
The Company recognized net income of $32 million related to the Deferred Legal Entities for the fiscal three months ended July 2, 2023 in the Company’s Condensed Consolidated Statements of Operations.
Net Economic Benefit Arrangements
With respect to certain Deferred Local Businesses that are legal entities and the Deferred Local Businesses that are not legal entities (“Deferred Markets”) as described above, the Company and J&J entered into net economic benefit arrangements effective on April 4, 2023, pursuant to which, among other things, J&J will transfer to the Company the net profits from the operations of each of the Deferred Markets (or, in the event the operations of any such Deferred Markets result in net losses to J&J, the Company will reimburse J&J for the amount of such net losses).
The Company recognized a net payable to J&J of $43 million in relation to the net economic benefit arrangements as of July 2, 2023 in the Company’s Condensed Consolidated Balance Sheet. The Company recognized $16 million of net income in relation to the net economic benefit arrangements for the fiscal three months ended July 2, 2023 in the Company’s Condensed Consolidated Statements of Operations.
Reclassifications
Certain prior period amounts have been reclassified to conform to current year presentation. For additional information on the realignment of certain allocations in segment financial results, see Note 14, “Segments of Business”.
Recently Adopted Accounting Standards
Accounting Standards Update 2022-04: Liabilities-Supplier Finance Programs (Topic 405-50) – Disclosure of Supplier Finance Program Obligations
The Company adopted the standard as of the beginning of fiscal year 2023, which requires that a buyer in a supplier finance program disclose additional information about the program for financial statement users.
The Company has facilitated a voluntary supply chain financing program to provide some of its suppliers with the opportunity to sell receivables due from the Company (the Company’s accounts payables) to participating financial institutions at the sole discretion of both the suppliers and the financial institutions. The Company is not a party to the arrangements between the suppliers and the third-party financial institutions. The Company’s obligations to its suppliers, including amounts due, and scheduled payment dates (which have general payment terms of 90 days), are not affected by a participating supplier’s decision to participate in the program. Prior to the establishment of the Company’s supplier financing program in the second quarter of 2023, the Company participated in the Parent’s supplier financing program. The terms of the Company’s supplier financing program are substantially the same as the Parent’s program.
As of July 2, 2023 and January 1, 2023, the Company’s accounts payable balances included $265 million and $293 million, respectively, related to invoices from suppliers participating in the supplier finance program.
Recently Issued Accounting Standards Not Yet Adopted
There were no new accounting standards issued during the fiscal six months ended July 2, 2023 that have had a material impact on the Company’s Condensed Consolidated Financial Statements.